UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

811-22309
(Investment Company Act file number)

Transparent Value Trust
(Exact name of registrant as specified in charter)

330 Madison Ave
10th Floor
New York, New York 10017
  (Address of principal executive offices) (Zip code)

(212) 518-5344
(Registrant's telephone number)

Donald C. Cacciapaglia
Transparent Value Trust
 330 Madison Ave
10th Floor
New York, New York 10017
 (Name and Address of Agent for Service)

Date of fiscal year end: December 31

Date of reporting period: January 1, 2016 – March 31, 2016

Item 1. Schedule of Investments.

SCHEDULE OF INVESTMENTS
Transparent Value Directional Allocation VI Portfolio
March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS 100.79%
Consumer Discretionary 16.71%
Autoliv, Inc.	622	$73,695
Carter's, Inc.	1,001	105,485
Chipotle Mexican Grill, Inc.(a)	139	65,465
Comcast Corp. - Class A	1,194	72,930
Darden Restaurants, Inc.	1,529	101,373
Dollar General Corp.	1,174	100,494
Lowe's Cos., Inc.	1,476	111,807
NVR, Inc.(a)	54	93,550
O'Reilly Automotive, Inc.(a)	401	109,738
Scripps Networks Interactive, Inc. - Class A	1,316	86,198
The TJX Cos., Inc.	1,535	120,266
Tribune Media Co. - Class A	1,963	75,281
Twenty-First Century Fox, Inc. - Class A	3,111	86,734
Ulta Salon Cosmetics & Fragrance, Inc.(a)	554	107,332
Williams-Sonoma, Inc.	1,086	59,448
		1,369,796

Consumer Staples 11.62%
Altria Group, Inc.	1,358	85,092
Church & Dwight Co., Inc.	975	89,876
The Clorox Co.	530	66,812
Constellation Brands, Inc. - Class A	583	88,085
Costco Wholesale Corp.	407	64,135
CVS Health Corp.	880	91,283
The Hershey Co.	929	85,552
Hormel Foods Corp.	2,737	118,347
The Kroger Co.	2,356	90,117
Monster Beverage Corp.(a)	678	90,432
Reynolds American, Inc.	1,658	83,414
		953,145

Energy 2.57%
EQT Corp.	907	61,004
National Oilwell Varco, Inc.	1,538	47,832
Range Resources Corp.	1,699	55,014
Southwestern Energy Co.(a)	5,780	46,645
		210,495

Financials 21.62%
Ally Financial, Inc.(a)	5,402	101,125
Arch Capital Group, Ltd.(a)	978	69,536
Arthur J Gallagher & Co.	2,334	103,816
Berkshire Hathaway, Inc. - Class B(a)	604	85,696
Camden Property Trust, REIT	1,260	105,953
Cincinnati Financial Corp.	1,819	118,889
Citizens Financial Group, Inc.	2,100	43,995
CME Group, Inc.	807	77,512
Crown Castle International Corp., REIT	951	82,262
Digital Realty Trust, Inc., REIT	1,069	94,596
FactSet Research Systems, Inc.	446	67,582
First Republic Bank	1,751	116,687
MSCI, Inc.	1,394	103,268

	Shares	Value
Financials (continued)
Nasdaq, Inc.	1,218	$80,851
New York Community Bancorp, Inc.	3,350	53,265
People's United Financial, Inc.	5,441	86,675
SEI Investments Co.	1,889	81,321
Signature Bank(a)	683	92,970
Simon Property Group, Inc., REIT	495	102,807
The Travelers Cos., Inc.	896	104,572
		1,773,378

Health Care 12.00%
AbbVie, Inc.	1,663	94,991
AmerisourceBergen Corp.	950	82,223
Bristol-Myers Squibb Co.	1,672	106,807
Cerner Corp.(a)	1,470	77,851
Envision Healthcare Holdings, Inc.(a)	2,356	48,062
Johnson & Johnson	433	46,851
Laboratory Corp. of America Holdings(a)	740	86,676
Merck & Co., Inc.	986	52,169
Perrigo Co. PLC	360	46,055
Pfizer, Inc.	2,040	60,466
Quintiles Transnational Holdings, Inc.(a)	855	55,661
Universal Health Services, Inc. - Class B	735	91,669
Waters Corp.(a)	364	48,019
Zoetis, Inc.	1,956	86,709
		984,209

Industrials 8.96%
AGCO Corp.	1,060	52,682
Cintas Corp.	1,041	93,492
Danaher Corp.	797	75,603
Hubbell, Inc.	476	50,423
Ingersoll-Rand PLC	1,386	85,946
JB Hunt Transport Services, Inc.	1,085	91,400
Old Dominion Freight Line, Inc.(a)	1,128	78,531
Owens Corning, Inc.	1,457	68,887
Rockwell Collins, Inc.	955	88,061
United Technologies Corp.	497	49,750
		734,775

Information Technology 16.56%
Amdocs, Ltd.	1,364	82,413
Broadridge Financial Solutions, Inc.	1,389	82,382
CDK Global, Inc.	1,315	61,213
CDW Corp.	2,322	96,363
F5 Networks, Inc.(a)	771	81,611
FLIR Systems, Inc.	1,948	64,187
Gartner, Inc.(a)	802	71,659
Jack Henry & Associates, Inc.	999	84,485
Juniper Networks, Inc.	2,722	69,438
Nuance Communications, Inc.(a)	5,811	108,608
Paychex, Inc.	2,148	116,013
Synopsys, Inc.(a)	1,618	78,376
Trimble Navigation, Ltd.(a)	2,574	63,835
Vantiv, Inc. - Class A(a)	2,172	117,026
VeriSign, Inc.(a)	1,270	112,446
VMware, Inc. - Class A(a)	1,290	67,480
		1,357,535

	Shares	Value
Materials 2.35%
Avery Dennison Corp.	1,330	$95,906
Axalta Coating Systems, Ltd.(a)	1,651	48,209
The Sherwin-Williams Co.	172	48,964
		193,079

Telecommunication Services 3.57%
AT&T, Inc.	1,810	70,898
SBA Communications Corp. - Class A(a)	982	98,367
Verizon Communications, Inc.	2,280	123,302
		292,567

Utilities 4.83%
DTE Energy Co.	883	80,053
ITC Holdings Corp.	2,605	113,500
NextEra Energy, Inc.	929	109,938
PPL Corp.	2,430	92,510
		396,001

TOTAL COMMON STOCKS
(Cost $7,966,168)		8,264,980

EXCHANGE TRADED FUNDS 0.56%
SPDR® S&P 500® ETF Trust	222	45,634

TOTAL EXCHANGE TRADED FUNDS
(Cost $44,490)		45,634

Total Investments - 101.35%
(Cost $8,010,658)		8,310,614

Liabilities in Excess of Other Assets - (1.35%)		(110,832)

NET ASSETS - 100.00%		$8,199,782

(a)	Non-Income Producing Security

Abbreviations:
ETF - Exchange Traded Fund
Ltd. - Limited
PLC - Public Limited Company
REIT - Real Estate Investment Trust
S&P - Standard & Poor's
SPDR - Standard & Poor's Depositary Receipt

See Notes to Quarterly Schedule of Investments.

TRANSPARENT VALUE TRUST
NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS
March 31, 2016 (Unaudited)

1. ORGANIZATION

Transparent Value Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company of the series type and is organized as a Delaware statutory trust by an Agreement and Declaration of Trust (the “Declaration of Trust”) dated June 8, 2009. As of March 31, 2016, the Trust offered 6 registered funds (“Series”). The financial statements and financial highlights herein relate to Transparent Value Directional Allocation VI Portfolio (the “Portfolio”). The Portfolio commenced operations on May 6, 2014.

The Portfolio’s investment objective is to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Transparent Value Directional Allocation IndexSM (the “Allocation Index” or “Index”).

The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest (“shares”) and different classes of shares of each series. The Portfolio offers Class I, Class II and Class III shares. Class I, Class II and Class III shares are sold without a sales load. Class I shares bear fees to pay for non-distribution related services provided to shareholders (“Service Fees”). Class II shares bear Service Fees as well as fees for distribution, servicing and marketing of such shares pursuant to a Distribution Plan (“12b-1 Fees”). Class III shares are offered without Service Fees or 12b-1 Fees. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses as noted and exclusive rights to vote on matters affecting only individual classes.

Shares of the Portfolio are offered only to participating insurance companies and their separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies, and to qualified pension and retirement plans and registered and unregistered separate accounts. Shares are not offered to the general public.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Portfolio operates as an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

A) Net Asset Value: The net asset values (“NAVs”) of the Portfolio’s share classes (Class I, Class II and Class III) are computed based upon the value of the securities and other assets and liabilities held by the Portfolio. NAVs are determined as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on each day the NYSE is open for trading.

B) Investment Valuation: Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m., Eastern Time, if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, provided such amount approximates market value. If such prices are not readily available or determined to not represent the fair value of a security as of the Portfolio’s pricing time, the security will be valued at fair value as determined by a valuation committee pursuant to the valuation policies approved by the Board. At September 30, 2015, none of the Portfolio’s assets were fair valued pursuant to the Board approved fair valuation policies.

C) Securities Transactions and Investment Income: Investment security transactions are accounted for as of trade date. Dividend income is recorded on the ex-dividend date. Net realized gains and losses from securities transactions are determined on the basis of identified cost for both financial reporting and income tax purposes.

D) Use of Estimates: The financial statements were prepared in conformity with GAAP, which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates are appropriate; however, actual results may differ from those estimates.

E) Distributions to Shareholders: The Portfolio intends to annually distribute to shareholders all of their net income and/or capital gains. Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP.

The Portfolio recharacterizes distributions received from Real Estate Investment Trust (“REIT”) investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the recharacterization will be estimated based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REITs at a later date, a recharacterization will be made in the following year. The Portfolio records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as long-term capital gain in the Statement of Operations, and the amount recharacterized as a return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities and in the Schedule of Investments. These recharacterizations are reflected in the accompanying financial statements.

3. FAIR VALUE MEASUREMENTS

In accordance with GAAP, the Portfolio uses a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the fair value of the Portfolio’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1—Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Portfolio has the ability to access at the measurement date;

Level 2—Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3—Significant unobservable prices or inputs (including a Portfolio’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The valuation techniques used by the Portfolio to measure fair value during the period ended March 31, 2016 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of March 31, 2016 in valuing the Portfolio’s investments carried at fair value:

Transparent Value Directional Allocation VI Portfolio

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$8,264,980	$–	$–	$8,264,980
Exchange Traded Funds	45,634	–	–	45,634
TOTAL	$8,310,614	$–	$–	$8,310,614

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.

It is the Portfolio’s policy to recognize transfers into and out of all levels at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period.

For the period ended March 31, 2016, the Portfolio did not have any unobservable inputs (Level 3) used in determining fair value.

4. INCOME TAX

The Portfolio’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Portfolio has qualified and intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, for federal income tax purposes and to distribute substantially all net investment income and net capital gains. Accordingly, no provision has been made for federal income taxes.

Management has reviewed the Portfolio’s tax positions and concluded that the Portfolio has no material uncertain tax position at March 31, 2016. As of and during the period ended March 31, 2016 the Portfolio did not have a liability for any unrecognized tax benefits. The Portfolio will file U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return.

Net unrealized appreciation (depreciation) of investments based on federal tax costs as of March 31, 2016 were as follows:

Transparent Value Directional Allocation VI Portfolio

Gross appreciation on investments (excess of value over tax cost)	$520,778
Gross depreciation on investments (excess of tax cost over value)	(238,228)
Net unrealized appreciation	$282,550
Cost of investments for income tax purposes	$8,028,064

5.  SUBSEQUENT EVENT

At a special  meeting of shareholders of the Transparent Value Directional Allocation VI Portfolio (the “Portfolio”) held at 227 West Monroe Street, 7th Floor, Chicago, Illinois 60606 on April 22, 2016, Portfolio shareholders of record as of the close of business on March 1, 2016 voted to approve the following proposal:

Proposal 1: To approve a plan of liquidation with regard to Transparent Value Directional Allocation VI Portfolio.

FOR	AGAINST	ABSTAIN
816,657	0	12,885

As a result of the approval, the Portfolio will cease its business as an investment company and all of the Portfolio's portfolio securities and other assets would be converted into cash, cash equivalents or other liquid assets consistent with the terms of the approved Plan of Liquidation.  The Portfolio is expected to be liquidated on or about June 6, 2016.

Effective May 9, 2016, Guggenheim Funds Distributors, LLC replaced ALPS Distributors, Inc. as distributor of the Funds’ shares.  Rydex Fund Services, LLC replaced ALPS Fund Services, Inc. as administrator and transfer agent of the Funds.

Item 2 - Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days of the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

(a)	Certifications of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transparent Value Trust

By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President and Chief Executive Officer

Date:	May 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President and Chief Executive Officer

Date:	May 31, 2016

By:	/s/ Keith D. Kemp
Keith D. Kemp, Treasurer

Date:	May 31, 2016